Expense Example - International Equity Index Fund	Institutional Class 1 year	Institutional Class 3 years	Institutional Class 5 years	Institutional Class 10 years	Class R-1 1 year	Class R-1 3 years	Class R-1 5 years	Class R-1 10 years	Class R-3 1 year	Class R-3 3 years	Class R-3 5 years	Class R-3 10 years	Class R-4 1 year	Class R-4 3 years	Class R-4 5 years	Class R-4 10 years	Class R-5 1 year	Class R-5 3 years	Class R-5 5 years	Class R-5 10 years	Class R-6 1 year	Class R-6 3 years	Class R-6 5 years	Class R-6 10 years
USD ($)	33	129	234	543	122	381	660	1,455	91	284	493	1,096	72	224	390	871	59	186	324	726	31	101	178	404